Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	€ 412,069	€ 377,644
Lease liabilities	16,901	18,945	€ 19,982
Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	312,249	243,896
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities	€ 49,790	€ 49,743